Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies

8. Commitments and contingencies

Litigation

On May 30, 2014, a class action lawsuit was commenced in Santa Clara County Superior Court, State of California, on behalf of Cadillac Partners and others similarly situated, naming as defendants, the Company, Telik, Inc. and its directors, Hudson Bay Capital Management LP, Bio IP Ventures LLC, Hudson Bay Master Fund Ltd., and Hudson Bay IP Opportunities Master Fund LP. The suit alleged the defendants breached certain fiduciary duties, or aided and abetted a breach of fiduciary duties, in connection with the Company’s Merger with Telik. In support of their purported claims, the plaintiff alleged, among other things, that Telik’s board has historically failed to fulfill its fiduciary duty to its stockholders, including a financing transaction by Telik in May 2014, or the PIPE, and the Merger, involved an inadequate sales process and includes preclusive deal protection devices, and that Telik’s board of directors would receive personal benefits not available to its public stockholders as a result of the Merger. The plaintiff sought to enjoin the Merger and obtain damages as well as attorneys’ and expert fees and costs.

On June 29, 2014, the parties entered into a Stipulation and Settlement, or Settlement, pursuant to which Telik agreed to file with the SEC certain supplemental disclosures in connection with the Merger. The Settlement is subject to certain confirmatory discovery to be undertaken by the plaintiff and to the parties’ agreement on the payment of the plaintiff’s attorneys’ fees and expenses.

On July 16, 2014, the Company and all other parties to the litigation entered into an agreement which, if consummated, will settle the litigation, or the Proposed Settlement. Among many other terms, under the Proposed Settlement the Company and all defendants will receive a broad release of any and all claims pertaining to the PIPE transaction, the Merger, the prior disclosure and a wide variety of other matters. The Proposed Settlement also calls for the parties to ask the court to, among other things, enter orders enjoining other stockholders from bringing similar actions, certifying the putative settlement class, and approving the Proposed Settlement as a fair, final, and binding resolution of the litigation. Under the Proposed Settlement, the Company and the other defendants have expressly denied the allegations of the complaint and denied engaging in any other misconduct, nor will any of them make any payment or in any respect amend the negotiated terms of the since-consummated PIPE transaction and Merger. Finally, under the Proposed Settlement, the Company and the other defendants have not agreed to pay any legal fees, or reimburse any expenses, allegedly incurred by the plaintiffs who filed the complaint; instead, the Company expects that counsel for those plaintiffs will present any such disputed claim for legal fees and expenses to the court for resolution.

Note 7 – Commitments and contingencies

Litigation

In the normal course of business, the Company may be named as a defendant in one or more lawsuits. Management is currently not aware of any pending lawsuits.

Operating lease

The Company leases its corporate office and laboratory space under an operating lease that, as amended on August 1, 2010, expires on July 31, 2015. The lease contains an option to cancel at various dates prior to the termination date by paying a cancellation penalty. Through the end of the five-year lease term, the lease provides for an average monthly base rent of $10,843 in 2014 and $11,017 in 2015 until the end of the lease. The Company has provided a refundable security deposit of $11,017 to secure its obligations under the lease, which has been included in other assets in the accompanying financial statements.

Minimum future annual operating lease obligations are as follows for the years ending December 31:

Operating Lease

2014	$130,117
2015	77,117

$207,234

Rental expense for the years ended December 31, 2013 and 2012 and for the period from May 5, 2006 (Inception) through December 31, 2013 under the above lease totaled $138,783, $130,077 and $633,237, respectively.